Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
Non-cash investing activities include $37 million, $5 million and $67 million related to mergers and exchanges completed with equity securities, fixed income securities and limited partnerships, and modifications of certain mortgage loans and other investments in 2021, 2020 and 2019, respectively. Non-cash investing activities in 2020 also include transfers of invested assets related to a coinsurance reinsurance agreement with EAC (see Note 5).
The Company paid non-cash dividends to AIC consisting of investments with fair values of $40 million and $333 million on April 1, 2021 and May 1, 2021, respectively.
On November 1, 2021, Everlake US Holdings Company contributed all the issued and outstanding common stock of EAC to the Company. This was a non-cash transaction resulting in a $15 million investment in subsidiary and $15 million of additional capital paid in.
The Company did not have any securities lending transactions as of December 31, 2021. Liabilities for collateral received in conjunction with the Company’s securities lending program were $331 million and $522 million as of December 31, 2020 and 2019, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter (“OTC”) and cleared derivatives were $3 million and $8 million as of December 31, 2020 and 2019, respectively, and are reported in other liabilities and accrued expenses or other investments.
The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

($ in millions)	2020	2019
Net change in proceeds managed
Net change in fixed income securities	$—	$28
Net change in short-term investments	196	(33)
Operating cash flow provided (used)	196	(5)
Net change in cash	—	—
Net change in proceeds managed	$196	$(5)

Net change in liabilities
Liabilities for collateral, beginning of year	$(530)	$(525)
Liabilities for collateral, end of year	(334)	(530)
Operating cash flow (used) provided	$(196)	$5